Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
USD [Member]
Schedule of Currency Exchange Rates [Line Items]
Year-end spot rate	1	1	1
Average rate	1	1	1
RMB [Member]
Schedule of Currency Exchange Rates [Line Items]
Year-end spot rate	7.1884	7.0827	6.9646
Average rate	7.1162	7.0456	6.7165
RMB [Member] | Year-end spot rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Year-end spot rate	0.9249	0.9056	0.8899
RMB [Member] | Average rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Average rate	0.912	0.8999	0.8578
HKD [Member] | Year-end spot rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Year-end spot rate	1	1	1
HKD [Member] | Average rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Average rate	1	1	1